Exhibit 99.1

Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	September 2014
Distribution Date	10/15/2014
Transaction Month	8
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		January 4, 2014
Closing Date:		February 5, 2014

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,194,774,929.46	62,651	3.36%	60.38
Original Adj. Pool Balance:		$1,148,453,622.72

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$234,000,000.00	19.585%	0.20000%		February 17, 2015
Class A-2 Notes	Fixed	$365,000,000.00	30.550%	0.46000%		January 16, 2017
Class A-3 Notes	Fixed	$348,000,000.00	29.127%	0.79000%		July 16, 2018
Class A-4 Notes	Fixed	$115,890,000.00	9.700%	1.32000%		August 15, 2019
Class B Notes	Fixed	$20,670,000.00	1.730%	1.73000%		August 15, 2019
Class C Notes	Fixed	$31,010,000.00	2.595%	2.02000%		August 15, 2019
Class D Notes	Fixed	$25,270,000.00	2.115%	2.53000%		July 15, 2020
Total Securities		$1,139,840,000.00	95.402%

Overcollateralization		$8,613,622.72	0.721%
YSOA		$46,321,306.74	3.877%
Total Original Pool Balance		$1,194,774,929.46	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$340,266,477.95	0.9322369	$311,358,051.02	0.8530358	$28,908,426.93
Class A-3 Notes	$348,000,000.00	1.0000000	$348,000,000.00	1.0000000	$-
Class A-4 Notes	$115,890,000.00	1.0000000	$115,890,000.00	1.0000000	$-
Class B Notes	$20,670,000.00	1.0000000	$20,670,000.00	1.0000000	$-
Class C Notes	$31,010,000.00	1.0000000	$31,010,000.00	1.0000000	$-
Class D Notes	$25,270,000.00	1.0000000	$25,270,000.00	1.0000000	$-
Total Securities	$881,106,477.95	0.7730089	$852,198,051.02	0.7476471	$28,908,426.93

Weighted Avg. Coupon (WAC)	3.30%		3.29%
Weighted Avg. Remaining Maturity (WARM)	52.85		51.91
Pool Receivables Balance	$933,102,066.20		$902,861,697.95
Remaining Number of Receivables	55,931		55,094

Adjusted Pool Balance	$898,333,282.29		$869,424,855.36

III. COLLECTIONS

Principal:
Principal Collections	$29,117,953.10
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$470,010.36
Total Principal Collections	$29,587,963.46

Interest:
Interest Collections	$2,543,787.14
Late Fees & Other Charges	$46,155.65
Interest on Repurchase Principal	$-
Total Interest Collections	$2,589,942.79

Collection Account Interest	$741.02
Reserve Account Interest	$73.42
Servicer Advances	$-

Total Collections	$32,178,720.69

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Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	September 2014
Distribution Date	10/15/2014
Transaction Month	8
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections					$32,178,720.69
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$32,178,720.69
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$777,585.06		$777,585.06	$777,585.06
Collection Account Interest					$741.02
Late Fees & Other Charges					$46,155.65
Total due to Servicer					$824,481.73

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$130,435.48		$130,435.48
Class A-3 Notes		$229,100.00		$229,100.00
Class A-4 Notes		$127,479.00		$127,479.00

Total Class A interest:		$487,014.48		$487,014.48	$487,014.48

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$29,799.25		$29,799.25	$29,799.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$52,200.17		$52,200.17	$52,200.17

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$53,277.58		$53,277.58	$53,277.58

Available Funds Remaining:					$30,731,947.48

9. Regular Principal Distribution Amount:					$28,908,426.93

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$28,908,426.93
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$28,908,426.93		$28,908,426.93
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$28,908,426.93		$28,908,426.93

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					1,823,520.55

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$34,768,783.91
Beginning Period Amount	$34,768,783.91
Current Period Amortization	$1,331,941.32
Ending Period Required Amount	$33,436,842.59
Ending Period Amount	$33,436,842.59
Next Distribution Date Amount	$32,130,238.84

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Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	September 2014
Distribution Date	10/15/2014
Transaction Month	8
30/360 Days	30
Actual/360 Days	30

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,871,134.06
Beginning Period Amount	$2,871,134.06
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,871,134.06
Ending Period Amount	$2,871,134.06

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%
		Beginning	Ending	Target
Overcollateralization Amount		$17,226,804.34	$17,226,804.34	$17,226,804.34
Overcollateralization as a % of Original Adjusted Pool		1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool		1.92%	1.98%	1.98%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.98%	54,532	98.70%	$891,157,514.97
30 - 60 Days	0.78%	428	1.00%	$9,034,805.51
61 - 90 Days	0.20%	110	0.24%	$2,177,352.51
91 + Days	0.04%	24	0.05%	$492,024.96
		55,094		$902,861,697.95
Total
Delinquent Receivables 61 + days past due	0.24%	134	0.30%	$2,669,377.47
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.22%	122	0.26%	$2,423,417.72
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.18%	105	0.23%	$2,205,046.42
Three-Month Average Delinquency Ratio	0.22%		0.26%

Repossession in Current Period		46		$975,316.04
Repossession Inventory		161		$683,590.41

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,122,415.15
Recoveries				$(470,010.36)
Net Charge-offs for Current Period				$652,404.79

Beginning Pool Balance for Current Period				$933,102,066.20

Net Loss Ratio				0.84%
Net Loss Ratio for 1st Preceding Collection Period				1.11%
Net Loss Ratio for 2nd Preceding Collection Period				1.07%
Three-Month Average Net Loss Ratio for Current Period				1.01%

Cumulative Net Losses for All Periods				$4,347,913.51
Cumulative Net Losses as a % of Initial Pool Balance				0.36%

Principal Balance of Extensions				$4,707,133.08
Number of Extensions				218

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